ADMINISTRATION OF PLAN ASSETS	12 Months Ended
Dec. 31, 2025
401(K) Plan
ADMINISTRATION OF PLAN ASSETS
ADMINISTRATION OF PLAN ASSETS

NOTE G – ADMINISTRATION OF PLAN ASSETS

The Plan’s assets which consist of Orange County Bancorp, Inc. common stock, mutual funds, and various collective investment funds, were held and maintained by Reliance Trust Company through February 2024 and subsequently by Empower Trust Company, LLC, through November 15, 2025, and subsequently by Principal. Pentegra Services, Inc. was the third party administrator of the Plan through November 2025. During November 2025, Principal became the third-party administrator and the custodian of the Plan. Pentegra, and its successor Principal, in conjunction with the custodians noted above receive the participant contributions and invest the contributions to the participant accounts according to the investment allocation selected by the participant. Pentegra, and its successor Principal, in conjunction with the custodians maintained the participant accounts including processing distributions and advances and payments to participant loans.

Certain administrative functions are performed by the officers or employees of the Bank. No such officer or employee receives compensation from the Plan.